Note 9 - Earnings Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	44,413	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	23,284	23,284